DESCRIPTION OF ASSETS ACQUIRED (Details Narrative) - Awaysis Belize Limited [Member]	Dec. 19, 2024 USD ($)
Business Combination [Line Items]
Total purchase consideration	$ 5,500,000
B O S Investment Inc [Member]
Business Combination [Line Items]
Due to BOS Investment Inc	1,703,897
Michael Singh [Member]
Business Combination [Line Items]
Due to BOS Investment Inc	2,761,518
Chial Mountain Limited [Member]
Business Combination [Line Items]
Total purchase consideration	5,500,000
Chial Mountain Limited [Member] | B O S Investment Inc [Member]
Business Combination [Line Items]
Due to BOS Investment Inc	1,700,000
Chial Mountain Limited [Member] | Michael Singh [Member]
Business Combination [Line Items]
Due to BOS Investment Inc	$ 2,800,000